SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended				9 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2014	Sep. 30, 2014 Moelis Australia Holdings	Dec. 31, 2013 Moelis Australia Holdings
Basis of Accounting
Allocated occupancy expenses	$ 9,477	$ 10,094	$ 9,473
Allocated communication, technology and information services expenses	9,793	9,433	8,834
Cash and Cash Equivalents
Cash equivalents	260,825	157,978		63,987
Cash	42,199	27,645		78,111
Restricted Cash
Cash in restricted collateral accounts	$ 792	$ 774		$ 912
Investment in Joint Venture
Remaining ownership interest that may be acquired through call option (as a percent)					50.00%	50.00%